[LETTERHEAD OF HORACE MANN]


Dear Valued Customer:

I appreciate your confidence in Horace Mann Life Insurance Company and your continuing participation in our retirement annuity program.

The total annual return of your variable annuity contract as of December 31, 1999 can be found on page 3 of the accompanying report for the Horace Mann Mutual Funds. These returns reflect the performance of your underlying investment in the Horace Mann Growth Fund, less separate account charges for mortality and expense risk which vary depending on the year your contract was issued.

For more information about the Growth Fund, please read the enclosed Annual Report. If you have questions about the Growth Fund, Horace Mann Life Insurance Company Separate Account A Annual Report or your variable annuity contract, please call your Horace Mann representative or our toll-free number, 1-800-999-1030.


Sincerely,

/s/ Paul J. Kardos

Paul J. Kardos
Chairman, President and Chief Executive Officer
The Horace Mann Companies

HORACE MANN LIFE INSURANCE COMPANY ALLEGIANCE SEPARATE ACCOUNT A


Statement of Net Assets

December 31, 1999
--------------------------------------------------------------------------------



ASSETS

Investments at market value
 Horace Mann Growth Fund
  266,456 shares @ $21.92 (cost $5,584,947)                         $ 5,840,716
================================================================================
NET ASSETS

Net Assets (Indefinite units authorized)
 Active contract owners
  Horace Mann Growth Fund
   258,169 shares @ $21.92                          $ 5,659,065

 Retired contract owners
  Horace Mann Growth Fund
   8,287 shares @ $21.92                                181,651
                                                        -------
TOTAL NET ASSETS                                                    $ 5,840,716
================================================================================


See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY ALLEGIANCE SEPARATE ACCOUNT A


Statement of Operations

For the Year Ended December 31, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME

  Dividend income distribution                                         $ 62,508
--------------------------------------------------------------------------------

  Net investment income                                                  62,508
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS

  Capital gains distribution                                            372,474
  Net realized gain on sale of investments                              182,370
  Net unrealized depreciation on investments                           (781,049)
--------------------------------------------------------------------------------


   Net loss on investments                                             (226,205)
--------------------------------------------------------------------------------


   Net decrease in net assets resulting from operations              $ (163,697)
================================================================================




See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY ALLEGIANCE SEPARATE ACCOUNT A


Statements of Changes in Net Assets

For the Years Ended December 31, 1999 and 1998
--------------------------------------------------------------------------------


                                                                        1999            1998
                                                                    -----------     ------------
OPERATIONS
 Net investment income                                              $    62,508     $   106,866
 Capital gains distribution                                             372,474         731,093
 Net realized gain on sale of investments                               182,370         391,727
 Net unrealized depreciation on investments                            (781,049)       (664,940)
------------------------------------------------------------------------------------------------

  Net increase (decrease) in net assets resulting from operations      (163,697)        564,746
------------------------------------------------------------------------------------------------


CONTRACT OWNERS' TRANSACTIONS
 Gross stipulated payments received                                       8,610           8,287
 Administrative expenses (Note 1)                                          (428)           (414)
------------------------------------------------------------------------------------------------

 Net consideration received on annuity contracts                          8,182           7,873

 Net transfer to fixed accumulation account                            (212,034)       (503,710)

 Payments to contract owners                                           (910,025)     (1,156,452)
 Mortality risk charge (Note 1)                                         (17,363)        (21,181)
 Mortality guarantee adjustment                                           5,201        (148,796)
------------------------------------------------------------------------------------------------

  Net decrease in net assets
   resulting from contract owners' transactions                      (1,126,039)     (1,822,266)
------------------------------------------------------------------------------------------------


  Total decrease in net assets                                       (1,289,736)     (1,257,520)
------------------------------------------------------------------------------------------------


Net assets, beginning of year                                         7,130,452       8,387,972
------------------------------------------------------------------------------------------------


Net assets, end of year                                             $ 5,840,716     $ 7,130,452
================================================================================================



See notes to the financial statements.

 HORACE MANN LIFE INSURANCE COMPANY ALLEGIANCE SEPARATE ACCOUNT A


 Notes to the Financial Statements

 December 31, 1999
 -------------------------------------------------------------------------------

 1. NATURE OF SEPARATE ACCOUNT -- Horace Mann Life Insurance Company Allegiance Separate Account A ("the Account"), formerly known as Allegiance life Insurance Company Separate Account A, registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of the Horace Mann Growth Fund ("the Fund").

 Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits and administrative expenses. In addition, an annual mortality and expense risk charge up to .29% of the net variable account value is deducted from the contract owners' account, depending on year of issue of the contract.

 2. SIGNIFICANT ACCOUNTING POLICIES -- The investments in the Fund are valued at market ("net asset value"). The Account owns approximately 1% of the Fund. Distributions from the Fund are recorded on the ex-dividend date. Realized gains and losses are determined on the basis of average cost of shares owned for each contract owner.

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

 3. FEDERAL INCOME TAXES -- Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts.

 4. PURCHASE AND SALES OF HORACE MANN FUND SHARES -- During the year ended December 31, 1999, purchases and proceeds from sales of Fund shares were as follows:

                                                       1999
                                              ----------------------
                                               Active        Retired
                                              --------      --------
Purchases                                     $430,317      $ 27,128
                                              ----------------------
Sales                                         $952,084      $ 14,047
                                              ======================

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                                        1999               1998
                                                  ----------------   ----------------
                                                   Active  Retired    Active  Retired
                                                  -------  -------   -------  -------
Account units outstanding at beginning of year    284,112    8,840   311,879   15,010
Net consideration received                            335      577       293      540
Dividend distributions                             18,930      630    33,209    1,050
Net transfers to fixed accumulation account        (9,252)       0   (18,978)       0
Payments to contract owners                       (35,956)  (1,760)  (42,291)  (7,760)
                                                  -----------------------------------
Account units outstanding at end of year          258,169    8,287   284,112    8,840
                                                  ===================================

6. NET ASSETS -- At December 31, 1999 net assets of $5,840,716 were comprised of the cost of mutual fund shares to contract owners of $5,584,947 and the adjustment for unrealized appreciation of investments of $255,769.

Independent Auditor's Report
--------------------------------------------------------------------------------


The Contract owners of Horace Mann
Life Insurance Company Separate
Account A and the Board of Directors
of Horace Mann Life Insurance Company:


We have audited the accompanying statement of net assets of Horace Mann Life Insurance Company Separate Account A as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the Horace Mann Mutual Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Horace Mann Life Insurance Company Separate Account A as of December 31, 1999, and the results of their operations for the year then ended and changes in its net assets for each of the years in the two-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                   /s/ KPMG LLP


Chicago, Illinois
January 25, 2000

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                               Annual Report
                                                               December 31, 1999
                                                                   [GRAPHIC]




                                              Horace Mann Life Insurance Company
                                              Allegiance Separate Account A


This report is submitted for the general information of owners of Horace Mann Life Insurance Company Separate Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts.


Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois
62708-4657
1-800-999-1030